S000074770 [Member] Shareholder Fees	Sep. 30, 2025 USD ($)
DoubleLine Opportunistic Core Bond ETF | DoubleLine Opportunistic Core Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0